Investment in associated companies - Financial Information of Equity Method Investees (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Current assets	$ 1,682	$ 1,516
Non-current assets	9,501	7,640
Current liabilities	1,501	1,193
Non-current liabilities	6,904	5,313
Non-Controlling interest	1,133	1,116
Archer
Schedule of Equity Method Investments [Line Items]
Current assets	363	633
Non-current assets	904	1,171
Current liabilities	319	441
Non-current liabilities	751	817
Non-Controlling interest	0	0
Seabras Sapura Participacoes
Schedule of Equity Method Investments [Line Items]
Current assets	76	17
Non-current assets	308	194
Current liabilities	79	14
Non-current liabilities	258	149
Non-Controlling interest	0	0
Seabras Sapura Holding
Schedule of Equity Method Investments [Line Items]
Current assets	133	104
Non-current assets	1,183	690
Current liabilities	80	52
Non-current liabilities	1,199	730
Non-Controlling interest	0	0
Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Current assets	892	762
Non-current assets	5,949	5,585
Current liabilities	847	686
Non-current liabilities	3,897	3,617
Non-Controlling interest	1,133	1,116
SeaMex Limited
Schedule of Equity Method Investments [Line Items]
Current assets	218	0
Non-current assets	1,157	0
Current liabilities	176	0
Non-current liabilities	799	0
Non-Controlling interest	$ 0	$ 0